Borrowings - Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Borrowing by repayment	$ 2,184,547	$ 1,442,768	$ 529,104
Borrowings other than bonds and notes
Disclosure of detailed information about borrowings [line items]
Borrowing by repayment	2,184,547	1,442,768	529,104
Within 1 year | Borrowings other than bonds and notes
Disclosure of detailed information about borrowings [line items]
Borrowing by repayment	440,608	209,174	113,068
Within 1-2 years | Borrowings other than bonds and notes
Disclosure of detailed information about borrowings [line items]
Borrowing by repayment	399,301	171,900	15,830
Within 2-5 years | Borrowings other than bonds and notes
Disclosure of detailed information about borrowings [line items]
Borrowing by repayment	877,315	698,070	172,916
Over 5 years | Borrowings other than bonds and notes
Disclosure of detailed information about borrowings [line items]
Borrowing by repayment	$ 467,323	$ 363,624	$ 227,290